Annual Total Returns [BarChart] - Nuveen Oregon Intermediate Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	2.09%
Annual Return 2011	9.04%
Annual Return 2012	4.24%
Annual Return 2013	(2.18%)
Annual Return 2014	6.35%
Annual Return 2015	2.51%
Annual Return 2016	(0.57%)
Annual Return 2017	3.98%
Annual Return 2018	0.68%
Annual Return 2019	6.08%